Summary of Significant Accounting Policies (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Amortized cost of sales (in Dollars)	$ 5,288	$ 13,429
Unamortized cost
Bank deposit	74			¥ 500
Cash held in bank (in Dollars)	213,032		$ 241,092
Accounts receivables		$ 77
VIEs and the VIEs’ Subsidiaries [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of consolidated revenues	100.00%	100.00%
Percentage of consolidated total assets	97.40%		95.10%
Percentage of consolidated total liabilities	90.10%		86.10%
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation rate	6.7851		6.9931	6.7851
Foreign currency average translation rates	6.8624	7.2526		6.8624
United States of America, Dollars [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation rate	1		1	1
Foreign currency average translation rates	1	1		1
Customer Concentration Risk [Member] | Vendor One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	56.00%		44.00%
Customer Concentration Risk [Member] | Vendor Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	30.00%		41.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	23.00%	22.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	22.00%		22.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	22.00%	18.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	22.00%		20.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	17.00%	16.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	17.00%		19.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	15.00%	16.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	13.00%		14.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	12.00%	11.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.00%
Customer Concentration Risk [Member] | Customer Six [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.00%	11.00%
Customer Concentration Risk [Member] | Customer Six [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.00%